Combined Consolidated Statements of Partners' Equity (USD $) In Thousands, unless otherwise specified		Total	Equity of Predecessors [Member]	Common - Public [Member]	Common - Tesoro [Member]	Subordinated - Tesoro [Member]	General Partner - Tesoro [Member]
Balance at Dec. 31, 2008	[1]	$ 158,939	$ 158,939	$ 0	$ 0	$ 0	$ 0
Consolidated Statements of Partners' Equity [Roll Forward]
Loss attributable to Predecessors	[1]	(29,990)	(29,990)	0	0	0	0
Sponsor contributions of equity to the Predecessors	[1]	34,854	34,854	0	0	0	0
Non-cash contributions	[1]	0
Net liabilities of TLLP Predecessor not assumed by Tesoro Logistics LP	[1]	0
Proceeds from initial public offering, net of underwriters' discount	[1]	0
Offering costs	[1]	0
Partnership earnings April 25 through December 31, 2011	[1]	0
Balance at Dec. 31, 2009	[1]	163,803	163,803	0	0	0	0
Consolidated Statements of Partners' Equity [Roll Forward]
Loss attributable to Predecessors	[1]	(32,117)	(32,117)	0	0	0	0
Sponsor contributions of equity to the Predecessors	[1]	25,742	25,742	0	0	0	0
Non-cash contributions	[1]	0
Net liabilities of TLLP Predecessor not assumed by Tesoro Logistics LP	[1]	0
Proceeds from initial public offering, net of underwriters' discount	[1]	0
Offering costs	[1]	0
Partnership earnings April 25 through December 31, 2011	[1]	0
Balance at Dec. 31, 2010	[1]	157,428
Balance at Dec. 31, 2010	[1]	157,428	157,428	0	0	0	0
Consolidated Statements of Partners' Equity [Roll Forward]
Loss attributable to Predecessors	[1]	(15,169)	(15,169)	0	0	0	0
Sponsor contributions of equity to the Predecessors	[1]	16,461	16,461	0	0	0	0
Non-cash contributions	[1]	4,399	4,399	0	0	0	0
Net liabilities of TLLP Predecessor not assumed by Tesoro Logistics LP	[1]	4,389	4,389	0	0	0	0
Allocation of net Sponsor investment in TLLP Predecessor to unitholders	[1]	0	(134,479)	0	10,654	72,083	51,742
Proceeds from initial public offering, net of underwriters' discount	[1]	294,328	0	304,527	(191)	(9,615)	(393)
Offering costs	[1]	(6,196)	0	(2,975)	(61)	(3,036)	(124)
Cash distributions	[1]	(351,797)	0	(8,893)	(70,107)	(222,426)	(50,371)
Capital contribution	[1]	3,067	0	0	59	3,008	0
Partnership earnings April 25 through December 31, 2011	[1]	34,568	0	16,593	345	16,938	692
Unit-based compensation and other	[1]	521	0	479	0	0	42
Balance at Dec. 31, 2011	[1]	141,999		309,731	(59,301)	(143,048)	1,588
Balance at Dec. 31, 2011	[1]	$ 33,029	$ 33,029

[1]	Adjusted to include the historical results of the Martinez Crude Oil Marine Terminal. See Notes A and C for further discussion.